Investment Objectives and Goals	Aug. 31, 2024
Neuberger Berman Growth ETF
Prospectus [Line Items]
Objective [Heading]	GOAL
Objective, Primary [Text Block]	The Fund seeks long-term growth of capital.
Neuberger Berman Total Return Bond ETF
Prospectus [Line Items]
Objective [Heading]	GOAL
Objective, Primary [Text Block]	The Fund seeks to maximize total return consistent with capital preservation.